Supplemental Consolidating Financial Information - Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and equivalents	$ 54,017	$ 51,026	$ 45,261	$ 156,481
Trade receivables, less allowances	252,068	285,151
Other receivables, net	56,273	65,109
Inventories	210,564	220,041
Prepaid expenses	49,733	40,814
Due from affiliates	0	0
Other current assets	6,540	18,335
Total current assets	629,195	680,476
Property, plant and equipment, net	390,773	395,299
Investments and other assets, net	108,077	81,528
Trademarks	426,085	426,085
Goodwill	18,095	18,095	176,584
Other intangible assets, net	86,913	96,279
Investments in and accounts with subsidiaries	0	0
Total assets	1,659,138	1,697,762	1,937,959
Current liabilities:
Current portion of long-term debt and capital lease obligations	2,271	65,008
Accounts payable	248,273	274,624
Accrued liabilities	158,034	140,700
Due to affiliates	0	0
Total current liabilities	408,578	480,332
Long-term debt and capital lease obligations, net of current portion	629,353	540,517
Accrued pension and other employee benefits	77,066	75,144
Deferred gain – sale of shipping fleet	6,290	20,204
Deferred tax liabilities	103,679	111,628
Other liabilities	59,734	99,535
Total liabilities	1,284,700	1,327,360
Commitments and contingencies
Shareholders' equity	374,438	370,402	800,070	739,988
Total liabilities and shareholders' equity	1,659,138	1,697,762
Reportable Legal Entities | CBII (Co-Issuer)
Current assets:
Cash and equivalents	0	2,601	0	0
Trade receivables, less allowances	0	0
Other receivables, net	1,061	359
Inventories	0	0
Prepaid expenses	1,024	628
Due from affiliates	68,194	93,502
Other current assets	0	0
Total current assets	70,279	97,090
Property, plant and equipment, net	0	0
Investments and other assets, net	15,445	18,919
Trademarks	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	1,402,089	1,316,926
Total assets	1,487,813	1,432,935
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Accounts payable	1,126	1,809
Accrued liabilities	27,547	13,554
Due to affiliates	903,865	762,957
Total current liabilities	932,538	778,320
Long-term debt and capital lease obligations, net of current portion	164,050	259,520
Accrued pension and other employee benefits	15,223	13,317
Deferred gain – sale of shipping fleet	0	0
Deferred tax liabilities	115	115
Other liabilities	1,449	11,261
Total liabilities	1,113,375	1,062,533
Commitments and contingencies
Shareholders' equity	374,438	370,402
Total liabilities and shareholders' equity	1,487,813	1,432,935
Reportable Legal Entities | CBLLC (Co-Issuer)
Current assets:
Cash and equivalents	15,851	12,704	8,772	99,016
Trade receivables, less allowances	49,325	43,847
Other receivables, net	402	1,275
Inventories	15,567	10,033
Prepaid expenses	3,661	3,922
Due from affiliates	2,060,284	1,683,425
Other current assets	2,751	1,636
Total current assets	2,147,841	1,756,842
Property, plant and equipment, net	20,258	24,885
Investments and other assets, net	19,548	20,542
Trademarks	208,085	208,085
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	1,073,711	976,368
Total assets	3,469,443	2,986,722
Current liabilities:
Current portion of long-term debt and capital lease obligations	1,500	64,749
Accounts payable	8,150	9,620
Accrued liabilities	36,384	41,114
Due to affiliates	1,517,129	1,178,596
Total current liabilities	1,563,163	1,294,079
Long-term debt and capital lease obligations, net of current portion	427,049	280,500
Accrued pension and other employee benefits	2,818	8,149
Deferred gain – sale of shipping fleet	0	0
Deferred tax liabilities	66,142	79,488
Other liabilities	8,182	7,580
Total liabilities	2,067,354	1,669,796
Commitments and contingencies
Shareholders' equity	1,402,089	1,316,926
Total liabilities and shareholders' equity	3,469,443	2,986,722
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash and equivalents	0	0	0	0
Trade receivables, less allowances	51,189	56,551
Other receivables, net	5,140	6,033
Inventories	34,831	40,313
Prepaid expenses	11,040	8,982
Due from affiliates	1,270,479	1,011,067
Other current assets	12,753	17,257
Total current assets	1,385,432	1,140,203
Property, plant and equipment, net	201,346	201,702
Investments and other assets, net	3,644	4,484
Trademarks	38,500	38,500
Goodwill	18,095	18,095
Other intangible assets, net	86,853	96,195
Investments in and accounts with subsidiaries	3,186	3,162
Total assets	1,737,056	1,502,341
Current liabilities:
Current portion of long-term debt and capital lease obligations	726	206
Accounts payable	89,352	80,466
Accrued liabilities	57,984	55,382
Due to affiliates	1,122,258	906,288
Total current liabilities	1,270,320	1,042,342
Long-term debt and capital lease obligations, net of current portion	38,147	488
Accrued pension and other employee benefits	0	0
Deferred gain – sale of shipping fleet	0	0
Deferred tax liabilities	42,539	39,302
Other liabilities	8,885	43,680
Total liabilities	1,359,891	1,125,812
Commitments and contingencies
Shareholders' equity	377,165	376,529
Total liabilities and shareholders' equity	1,737,056	1,502,341
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash and equivalents	38,166	35,721	36,489	57,465
Trade receivables, less allowances	151,554	184,753
Other receivables, net	49,670	57,442
Inventories	160,166	169,695
Prepaid expenses	34,008	27,282
Due from affiliates	490,208	368,329
Other current assets	0	9,365
Total current assets	923,772	852,587
Property, plant and equipment, net	169,169	168,712
Investments and other assets, net	75,218	50,716
Trademarks	179,500	179,500
Goodwill	0	0
Other intangible assets, net	60	84
Investments in and accounts with subsidiaries	0	0
Total assets	1,347,719	1,251,599
Current liabilities:
Current portion of long-term debt and capital lease obligations	45	53
Accounts payable	149,645	182,729
Accrued liabilities	45,083	40,573
Due to affiliates	345,913	308,482
Total current liabilities	540,686	531,837
Long-term debt and capital lease obligations, net of current portion	107	9
Accrued pension and other employee benefits	59,025	53,678
Deferred gain – sale of shipping fleet	6,290	20,204
Deferred tax liabilities	661	5,856
Other liabilities	41,218	37,014
Total liabilities	647,987	648,598
Commitments and contingencies
Shareholders' equity	699,732	603,001
Total liabilities and shareholders' equity	1,347,719	1,251,599
Consolidating Eliminations
Current assets:
Cash and equivalents	0	0	0	0
Trade receivables, less allowances	0	0
Other receivables, net	0	0
Inventories	0	0
Prepaid expenses	0	0
Due from affiliates	(3,889,165)	(3,156,323)
Other current assets	(8,964)	(9,923)
Total current assets	(3,898,129)	(3,166,246)
Property, plant and equipment, net	0	0
Investments and other assets, net	(5,778)	(13,133)
Trademarks	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in and accounts with subsidiaries	(2,478,986)	(2,296,456)
Total assets	(6,382,893)	(5,475,835)
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Accounts payable	0	0
Accrued liabilities	(8,964)	(9,923)
Due to affiliates	(3,889,165)	(3,156,323)
Total current liabilities	(3,898,129)	(3,166,246)
Long-term debt and capital lease obligations, net of current portion	0	0
Accrued pension and other employee benefits	0	0
Deferred gain – sale of shipping fleet	0	0
Deferred tax liabilities	(5,778)	(13,133)
Other liabilities	0	0
Total liabilities	(3,903,907)	(3,179,379)
Commitments and contingencies
Shareholders' equity	(2,478,986)	(2,296,456)
Total liabilities and shareholders' equity	$ (6,382,893)	$ (5,475,835)